Quarterly Holdings Report
for
Fidelity® SAI Municipal Income Fund
September 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SIM-NPRT3-1123
1.9887617.104
Municipal Bonds - 95.7%
	Principal Amount (a)	Value ($)
Alabama - 3.9%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	155,000	158,077
Black Belt Energy Gas District Bonds:
Series 2022 B1, 4%, tender 10/1/27 (b)	4,705,000	4,528,862
Series 2022 C1, 5.25%, tender 6/1/29 (b)	19,000,000	19,280,385
Series 2022 E, 5%, tender 6/1/28 (b)	2,605,000	2,632,158
Series 2022 F, 5.5%, tender 12/1/28 (b)	15,000,000	15,321,977
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev.:
Series 2016 A, 5% 2/1/26	1,840,000	1,857,317
Series 2021 A, 3% 2/1/46	1,000,000	667,326
Jefferson County Gen. Oblig. Series 2018 A, 5% 4/1/26	145,000	148,728
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	2,080,000	2,038,951
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 3.78%, tender 6/16/26 (b)	795,000	780,640
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/33	255,000	230,172
5% 3/1/36	460,000	396,585
Southeast Energy Auth. Rev. Bonds Bonds Series 2022 A1, 5.5%, tender 12/1/29 (b)	7,400,000	7,593,896
TOTAL ALABAMA		55,635,074
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Series 2021 A:
4% 6/1/26	175,000	175,036
4% 12/1/29	290,000	291,019
5% 12/1/28	400,000	422,747
5% 6/1/29	300,000	317,686
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	230,000	215,199
Alaska Muni. Bond Bank Series 2016 4, 5% 12/1/29 (c)	1,690,000	1,709,660
TOTAL ALASKA		3,131,347
Arizona - 2.9%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 4.517%, tender 1/1/37 (b)(d)	150,000	135,202
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	230,000	223,485
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2020 A, 3% 2/1/45	3,625,000	2,524,279
Series 2021 A, 5% 2/1/29	410,000	432,950
Arizona Indl. Dev. Auth. Rev.:
(Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	55,000	33,000
5% 5/1/51	55,000	33,000
Series 2019 2, 3.625% 5/20/33	927,529	815,686
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/37	340,000	361,207
5% 7/1/38	550,000	580,700
Chandler Indl. Dev. Auth. Indl. Dev. Rev.:
(Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(c)	10,695,000	10,814,358
Bonds (Intel Corp. Proj.):
Series 2005, 3.8%, tender 6/15/28 (b)	4,930,000	4,838,114
Series 2007, 4.1%, tender 6/15/28 (b)(c)	2,080,000	2,035,477
Coconino County Poll. Cont. Corp. Rev. Bonds:
(Navada Pwr. Co. Proj.) Series 2017 B, 3.75%, tender 3/31/26 (b)	900,000	885,921
(Navada Pwr. Co. Projs.) Series 2017 A, 4.125%, tender 3/31/26 (b)(c)	545,000	536,440
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	130,000	135,916
5% 7/1/31	190,000	197,970
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	15,000	13,078
5% 7/1/48	20,000	15,816
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	175,000	172,983
Series 2021 A, 4% 9/1/51	295,000	244,508
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	250,000	194,441
6% 1/1/48 (e)	395,000	268,295
Maricopa County Rev.:
Bonds:
Series 2023 A1, 5%, tender 5/15/26 (b)	2,110,000	2,155,797
Series 2023 A2, 5%, tender 5/15/28 (b)	2,180,000	2,269,554
Series 2016 A, 5% 1/1/33	305,000	313,508
Series 2017 D, 3% 1/1/48	1,260,000	868,702
Series 2019 E, 3% 1/1/49	745,000	502,708
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/33 (c)	55,000	56,157
5% 7/1/36 (c)	90,000	91,267
5% 7/1/37 (c)	65,000	65,630
Series 2017 B:
5% 7/1/29	125,000	130,620
5% 7/1/33	175,000	182,299
5% 7/1/36	205,000	211,873
5% 7/1/37	125,000	128,587
Series 2019 B, 5% 7/1/35 (c)	720,000	736,316
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	410,000	425,194
Pima County Indl. Dev. Auth. Rev. Series 2021 A:
3% 4/1/51	8,100,000	5,155,886
4% 4/1/46	1,905,000	1,570,281
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	450,000	464,553
Tempe Indl. Dev. Auth. Rev. (Friendship Village of Tempe Proj.) Series 2021 A, 4% 12/1/46	480,000	339,999
TOTAL ARIZONA		41,161,757
California - 2.9%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	166,351
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series 2021 A, 2%, tender 4/1/28 (b)	1,000,000	894,672
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	10,000	10,016
Series 2016, 5% 9/1/29	110,000	114,423
Series 2020, 4% 11/1/37	575,000	562,678
Series 2022:
4.75% 12/1/42	1,825,000	1,832,476
5% 4/1/47	3,050,000	3,184,770
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	1,849,581	1,621,978
Series 2023 A1, 4.375% 9/20/36	2,724,128	2,484,559
California Pub. Works Board Lease Rev. (Various Cap. Projs.):
Series 2021 B, 4% 5/1/46	1,685,000	1,539,328
Series 2022 C:
5% 8/1/31	190,000	208,691
5% 8/1/34	350,000	381,656
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45 (f)	195,000	103,350
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	63,914
Fresno Arpt. Rev. Series 2023 A, 5% 7/1/33 (Build America Mutual Assurance Insured) (c)	1,000,000	1,057,390
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	250,000	204,627
0% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	255,000	190,807
Long Beach Unified School District Series 2009, 5.5% 8/1/29	10,000	10,011
Los Angeles Dept. Arpt. Rev. Series 2019 F, 5% 5/15/31 (c)	1,330,000	1,384,144
Los Angeles Dept. of Wtr. & Pwr. Rev. Series B, 5% 7/1/50	1,435,000	1,480,584
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2020 A, 5% 7/1/40	30,000	31,981
Los Angeles Hbr. Dept. Rev. Series 2019 A, 5% 8/1/25 (c)	255,000	259,279
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A:
5% 10/1/30	4,155,000	4,526,066
5% 10/1/37	1,225,000	1,304,653
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	230,000	181,212
Mount Diablo Unified School District Series 2022 B:
4% 8/1/31	285,000	292,924
4% 8/1/32	400,000	410,661
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	90,000	91,985
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	300,000	208,210
Series 2011, 0% 8/1/46	60,000	17,884
Series B:
0% 8/1/37	395,000	209,361
0% 8/1/39	1,200,000	561,256
0% 8/1/41	200,000	83,029
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	50,000	50,194
5% 9/1/26	65,000	65,773
5% 9/1/29	135,000	136,629
5% 9/1/31	60,000	60,630
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	223,052
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A:
5% 5/1/47	685,000	719,965
5% 5/1/52	1,160,000	1,212,436
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	180,000	114,940
Series 2008 E, 0% 7/1/47 (g)	440,000	285,047
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A:
5% 1/1/35 (c)	360,000	371,032
5% 5/1/49 (c)	3,960,000	3,926,951
Series 2019 B, 5% 5/1/49	275,000	283,097
Series 2019 E, 5% 5/1/50 (c)	395,000	391,441
Series 2022 A:
5% 5/1/26 (c)	920,000	935,994
5% 5/1/27 (c)	930,000	955,640
5% 5/1/28 (c)	1,245,000	1,290,375
5% 5/1/29 (c)	835,000	869,994
Series 2022 B, 5% 5/1/52	2,525,000	2,625,434
San Marcos Unified School District Series 2010 B, 0% 8/1/47	1,075,000	317,384
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	275,000	246,194
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	230,000	232,620
TOTAL CALIFORNIA		40,989,748
Colorado - 3.4%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	125,000	121,627
5% 10/1/43	160,000	149,813
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	85,000	78,798
4% 9/1/36	65,000	59,170
5% 9/1/46	370,000	350,720
Bonds Series 2023 A1, 5%, tender 11/15/28 (b)	6,390,000	6,714,289
Series 2019 A:
5% 11/1/25	540,000	548,777
5% 11/15/39	700,000	721,996
Series 2019 A1, 4% 8/1/44	4,960,000	4,136,758
Series 2019 A2:
3.25% 8/1/49	1,070,000	718,206
4% 8/1/49	1,240,000	998,781
5% 8/1/44	4,585,000	4,458,443
Series 2020 A, 4% 9/1/50	305,000	238,202
Series 2022 A, 5% 5/15/47	2,030,000	2,040,742
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	135,000	132,556
Series 2019 H, 4.25% 11/1/49	240,000	235,506
Series 2021 E, 3% 11/1/51	625,000	590,283
Series 2022 F, 5.25% 11/1/52	590,000	595,619
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	1,030,000	1,102,510
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/26 (c)	175,000	178,590
5% 11/15/27 (c)	150,000	154,524
Series 2018 A:
4% 12/1/43 (c)	9,260,000	8,080,854
5% 12/1/30 (c)	390,000	406,227
5% 12/1/34 (c)	260,000	272,663
5% 12/1/36 (c)	255,000	257,494
5% 12/1/37 (c)	505,000	507,032
Series 2022 A, 5% 11/15/33 (c)	3,815,000	4,018,081
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	1,550,000	1,612,166
5% 9/15/46	2,375,000	2,464,156
Series 2020 B:
5% 9/15/28	770,000	822,913
5% 9/15/29	1,430,000	1,545,604
Denver Health & Hosp. Auth. Healthcare Rev. Series 2019 A:
4% 12/1/38	1,250,000	1,057,347
4% 12/1/39	1,720,000	1,434,741
E-470 Pub. Hwy. Auth. Rev. Series 2020 A:
5% 9/1/36	705,000	747,772
5% 9/1/40	820,000	822,221
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2021 C3A, 2%, tender 10/15/25 (b)	305,000	290,235
Series 2021 C3B, 2%, tender 10/15/26 (b)	260,000	242,048
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	47,000	48,927
Series 2020, 5% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	75,000	79,011
TOTAL COLORADO		49,035,402
Connecticut - 2.3%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	145,000	146,953
Series 2016 B, 5% 5/15/26	365,000	377,041
Series 2018 A, 5% 4/15/37	680,000	701,142
Series 2018 F:
5% 9/15/24	165,000	166,762
5% 9/15/25	165,000	168,635
Series 2021 A:
3% 1/15/39	380,000	295,440
3% 1/15/40	295,000	224,328
Series 2021 D, 5% 7/15/24	335,000	337,878
Series 2022 B, 4% 1/15/36	535,000	531,727
Series 2022 D, 5% 9/15/28	295,000	314,581
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	25,000	25,609
5% 7/1/27	20,000	20,673
5% 7/1/28	30,000	30,902
5% 7/1/29	20,000	20,602
Bonds:
Series 2017 B2, 3.2%, tender 7/1/26 (b)	1,640,000	1,591,592
Series 2017 C2, 2.8%, tender 2/3/26 (b)	5,250,000	5,061,485
Series 2016 K, 4% 7/1/46	445,000	362,995
Series 2019 A:
4% 7/1/49	1,000,000	757,721
5% 7/1/26 (e)	350,000	336,953
5% 7/1/26	2,875,000	2,870,336
5% 7/1/27 (e)	205,000	195,681
5% 7/1/49 (e)	420,000	323,719
Series 2019 Q-1, 5% 11/1/26	255,000	264,076
Series 2020 A, 4% 7/1/40	390,000	342,981
Series 2021 G:
4% 3/1/46	305,000	263,385
4% 3/1/51	490,000	411,689
Series 2021 S, 4% 6/1/51	380,000	318,350
Series 2022 M:
4% 7/1/39	585,000	516,516
4% 7/1/52	570,000	461,738
Series 2023 E, 5% 7/15/41	1,750,000	1,749,402
Series K1:
5% 7/1/27	25,000	24,921
5% 7/1/29	65,000	64,702
5% 7/1/30	50,000	49,640
5% 7/1/31	410,000	405,857
5% 7/1/33	80,000	78,645
5% 7/1/34	580,000	567,354
Series K3, 5% 7/1/43	605,000	536,117
Connecticut Hsg. Fin. Auth.:
Series 2021 B1, 3% 11/15/49	390,000	367,319
Series 2023 A, 5.25% 11/15/53	6,740,000	6,875,729
Series C:
5% 11/15/23 (c)	350,000	350,201
5% 5/15/24 (c)	630,000	632,046
5% 11/15/24 (c)	295,000	296,963
5% 11/15/25 (c)	260,000	263,113
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	190,000	197,940
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (e)	230,000	230,518
5% 4/1/39 (e)	295,000	284,921
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (Assured Guaranty Muni. Corp. Insured)	55,000	56,972
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021, 4% 4/1/51 (e)	655,000	494,659
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/25	260,000	266,151
5% 11/1/36	1,500,000	1,563,355
TOTAL CONNECTICUT		32,798,015
Delaware - 0.0%
Delaware Gen. Oblig.:
Series 2019, 5% 2/1/30	294,000	316,016
Series 2020 A, 5% 1/1/31	294,000	318,870
TOTAL DELAWARE		634,886
District Of Columbia - 0.8%
District of Columbia Gen. Oblig.:
Series 2021 D:
4% 2/1/27	380,000	384,920
5% 2/1/28	380,000	402,976
5% 2/1/29	505,000	542,584
Series 2021 E:
5% 2/1/27	1,285,000	1,341,600
5% 2/1/29	1,070,000	1,149,632
District of Columbia Rev. Series 2018, 5% 10/1/48	2,100,000	2,055,152
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/31	210,000	217,121
5% 10/1/32	265,000	273,970
Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	1,290,000	870,705
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/28 (c)	335,000	343,469
5% 10/1/30 (c)	415,000	423,466
5% 10/1/31 (c)	75,000	76,524
5% 10/1/32 (c)	115,000	117,330
5% 10/1/33 (c)	55,000	56,108
5% 10/1/35 (c)	125,000	126,944
5% 10/1/42 (c)	255,000	254,271
Series 2019 A, 5% 10/1/25 (c)	180,000	182,169
Series 2020 A:
5% 10/1/26 (c)	650,000	662,588
5% 10/1/27 (c)	225,000	231,551
5% 10/1/28 (c)	115,000	119,241
Washington Metropolitan Area Transit Auth. Series 2023 A, 5% 7/15/33	1,145,000	1,263,906
TOTAL DISTRICT OF COLUMBIA		11,096,227
Florida - 2.7%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	90,000	91,437
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/25	265,000	265,098
Series 2015 C, 5% 10/1/24 (c)	130,000	130,578
Series 2017:
5% 10/1/25 (c)	15,000	15,138
5% 10/1/26 (c)	50,000	50,758
5% 10/1/27 (c)	50,000	51,160
5% 10/1/29 (c)	135,000	138,017
5% 10/1/30 (c)	35,000	35,650
5% 10/1/32 (c)	175,000	178,226
5% 10/1/33 (c)	65,000	66,191
5% 10/1/34 (c)	65,000	66,115
5% 10/1/35 (c)	75,000	76,030
5% 10/1/36 (c)	100,000	100,865
5% 10/1/37 (c)	115,000	115,426
5% 10/1/42 (c)	655,000	653,126
5% 10/1/47 (c)	305,000	302,405
Series 2019 A:
5% 10/1/29 (c)	1,120,000	1,160,207
5% 10/1/49 (c)	705,000	699,096
Series A:
5% 10/1/28 (c)	150,000	151,346
5% 10/1/30 (c)	175,000	176,196
5% 10/1/31 (c)	150,000	150,736
5% 10/1/32 (c)	140,000	140,472
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	35,000	35,939
Series 2015 A, 5% 7/1/27	50,000	50,790
Series 2015 B, 5% 7/1/24	140,000	141,034
Series 2016, 5% 7/1/32	110,000	111,521
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	220,000	223,371
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	105,000	106,751
5% 7/1/32	620,000	629,087
Series 2016 A, 5% 7/1/33	70,000	71,245
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A:
3% 8/15/50 (Assured Guaranty Muni. Corp. Insured)	710,000	474,229
4% 8/15/45	3,620,000	2,923,491
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds:
Series 2023 B, 5%, tender 2/1/26 (b)	1,000,000	1,010,732
Series 2023 C, 5%, tender 12/1/25 (b)	625,000	630,376
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	325,000	325,795
Series 2015 C:
5% 10/1/30	165,000	165,661
5% 10/1/40	100,000	95,776
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	110,000	112,564
5% 10/1/31	120,000	122,458
Series 2015 B:
5% 10/1/28	50,000	50,918
5% 10/1/30	90,000	91,773
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (c)	50,000	49,806
Series 2016:
5% 10/1/24 (c)	150,000	150,739
5% 10/1/26 (c)	85,000	86,288
5% 10/1/27 (c)	50,000	51,160
Series 2017 A:
5% 10/1/25 (c)	15,000	15,138
5% 10/1/25 (Escrowed to Maturity) (c)	35,000	35,395
5% 10/1/27 (c)	25,000	25,580
5% 10/1/27 (Escrowed to Maturity) (c)	80,000	82,418
5% 10/1/29 (Pre-Refunded to 10/1/27 @ 100) (c)	150,000	155,372
5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (c)	165,000	170,909
5% 10/1/31 (c)	435,000	443,042
5% 10/1/34 (c)	305,000	310,234
5% 10/1/37 (c)	315,000	316,168
Series 2019 A, 5% 10/1/54 (c)	2,460,000	2,430,759
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/24	15,000	15,067
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (c)	155,000	155,367
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/23 (c)	390,000	390,000
Series 2014 A, 5% 10/1/28 (c)	255,000	254,729
Series 2015 A:
5% 10/1/29 (c)	80,000	80,552
5% 10/1/31 (c)	70,000	70,343
5% 10/1/35 (c)	275,000	274,517
5% 10/1/38 (c)	95,000	93,890
Series 2016 A:
5% 10/1/29	75,000	76,918
5% 10/1/31	90,000	92,161
Series 2017 B, 5% 10/1/40 (c)	875,000	866,858
Series 2020 A, 4% 10/1/39	490,000	457,011
Miami-Dade County Cap. Asset Acquisition Series 2009, 0% 10/1/37	3,000,000	1,509,914
Miami-Dade County Expressway Auth.:
Series 2014 B, 5% 7/1/28	50,000	50,292
Series 2016 A:
5% 7/1/32	215,000	218,155
5% 7/1/33	185,000	187,667
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/29	205,000	207,318
Series 2016 A:
5% 5/1/30	380,000	389,332
5% 5/1/32	505,000	513,808
Miami-Dade County Wtr. & Swr. Rev. Series 2021, 5% 10/1/32	205,000	223,414
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/44	115,000	112,744
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/24 (c)	70,000	70,345
5% 10/1/27 (c)	50,000	50,790
5% 10/1/29 (c)	55,000	55,879
5% 10/1/30 (c)	95,000	96,351
5% 10/1/31 (c)	65,000	65,920
5% 10/1/32 (c)	100,000	101,412
5% 10/1/33 (c)	215,000	218,017
5% 10/1/34 (c)	230,000	233,024
5% 10/1/35 (c)	240,000	242,525
Palm Beach County Health Facilities Auth. Hosp. Rev.:
(Jupiter Med. Ctr. Proj.) Series 2022:
5% 11/1/31	200,000	202,653
5% 11/1/33	350,000	354,922
5% 11/1/36	370,000	367,145
5% 11/1/38	400,000	388,340
5% 11/1/40	400,000	383,038
5% 11/1/42	500,000	473,862
Series 2019, 4% 8/15/49	3,740,000	3,280,946
Palm Beach County Health Facilities Auth. Rev. Series 2021 C, 4% 5/15/28	1,280,000	1,151,678
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	240,000	243,849
5% 8/1/29	300,000	304,706
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	430,000	415,210
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	255,000	261,981
5% 10/1/32	315,000	322,418
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	125,000	120,340
5% 8/15/26	170,000	174,148
5% 8/15/27	115,000	119,220
5% 8/15/28	75,000	77,751
5% 8/15/30	165,000	168,982
5% 8/15/31	160,000	163,555
5% 8/15/32	115,000	117,349
5% 8/15/34	325,000	330,691
5% 8/15/35	215,000	217,718
5% 8/15/42	335,000	332,710
5% 8/15/47	495,000	482,920
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	55,000	51,249
Series 2015 A, 5% 12/1/40	110,000	103,092
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B:
4% 7/1/45	1,230,000	1,026,569
5% 7/1/50	1,320,000	1,214,614
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/35	1,575,000	849,427
0% 9/1/37	235,000	110,096
0% 9/1/49	765,000	162,538
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	65,000	65,417
5% 10/15/49	125,000	124,298
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	50,000	50,957
5% 8/1/32 (Build America Mutual Assurance Insured)	255,000	259,314
TOTAL FLORIDA		38,358,815
Georgia - 3.9%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/29 (c)	170,000	170,265
Series 2019 B, 5% 7/1/25 (c)	140,000	141,852
Series 2022 B, 5% 7/1/34 (c)	1,005,000	1,055,212
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	930,000	553,053
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994 9, 3.8%, tender 5/21/26 (b)	1,700,000	1,657,398
Series 2013 1st, 2.925%, tender 3/12/24 (b)	1,555,000	1,536,318
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (b)	500,000	519,654
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	1,470,000	1,456,197
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	265,000	265,361
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	110,000	95,412
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	2,845,000	1,944,120
Georgia Gen. Oblig.:
Series 2021 A, 4% 7/1/34	3,325,000	3,398,838
Series 2022 A, 5% 7/1/33	1,025,000	1,142,118
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2021 A:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	325,000	316,108
4% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	190,000	181,205
4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	295,000	272,485
4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	180,000	166,262
4% 1/1/40 (Assured Guaranty Muni. Corp. Insured)	210,000	191,985
4% 1/1/41 (Assured Guaranty Muni. Corp. Insured)	150,000	135,750
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	155,000	163,590
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	295,000	311,284
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	175,000	184,660
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	260,000	274,201
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	180,000	189,831
Georgia Road & Thruway Auth. Rev. Series 2020:
5% 6/1/31	585,000	633,511
5% 6/1/32	880,000	946,402
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	115,000	90,449
5% 8/1/39	105,000	92,990
5% 8/1/43	140,000	121,106
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	415,000	378,195
4% 7/1/43	435,000	374,220
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	1,295,000	1,294,576
Series 2021 A, 4%, tender 9/1/27 (b)	14,680,000	14,292,288
Series 2022 B, 5%, tender 6/1/29 (b)	1,790,000	1,786,661
Series 2022 E, 4%, tender 12/1/29 (b)	5,470,000	5,164,140
Series 2023 A, 5%, tender 6/1/30 (b)	6,860,000	6,803,451
Series 2023 C, 5%, tender 9/1/30 (b)	5,550,000	5,607,891
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.):
Series 2014, 5% 4/1/24 (Escrowed to Maturity)	255,000	256,405
Series 2021:
4% 4/1/37	295,000	285,469
5% 4/1/30	160,000	170,338
5% 4/1/36	165,000	176,589
Series 2020 B:
4% 9/1/37	395,000	384,911
4% 9/1/38	515,000	498,341
5% 9/1/25	365,000	373,334
TOTAL GEORGIA		56,054,426
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Series 2018 A:
5% 7/1/29 (c)	65,000	66,701
5% 7/1/30 (c)	75,000	76,786
5% 7/1/31 (c)	75,000	76,778
5% 7/1/32 (c)	75,000	76,773
5% 7/1/33 (c)	75,000	76,764
5% 7/1/48 (c)	4,170,000	4,150,438
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/36 (c)	60,000	55,376
Honolulu City & County Gen. Oblig. Series 2022 A:
5% 11/1/24	250,000	253,048
5% 11/1/25	110,000	112,824
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	3,130,000	3,178,847
TOTAL HAWAII		8,124,335
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	30,000	29,263
Illinois - 10.1%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	465,000	428,025
Series 2015 C, 5.25% 12/1/39	85,000	80,644
Series 2016 B, 6.5% 12/1/46	100,000	102,523
Series 2017 A, 7% 12/1/46 (e)	140,000	147,007
Series 2017 C:
5% 12/1/24	290,000	291,605
5% 12/1/25	165,000	166,759
5% 12/1/26	100,000	101,333
5% 12/1/30	130,000	130,684
Series 2017 D:
5% 12/1/23	150,000	150,214
5% 12/1/24	100,000	100,553
5% 12/1/31	150,000	150,774
Series 2018 A:
5% 12/1/25	100,000	101,066
5% 12/1/26	100,000	101,333
5% 12/1/28	240,000	243,705
5% 12/1/30	350,000	353,073
5% 12/1/32	100,000	100,490
5% 12/1/35	100,000	99,304
Series 2018 C, 5% 12/1/46	1,585,000	1,433,754
Series 2019 A:
5% 12/1/28	165,000	167,547
5% 12/1/30	340,000	344,435
5% 12/1/31	190,000	191,690
5% 12/1/33	455,000	457,781
Series 2022 A:
4% 12/1/47	1,500,000	1,165,225
5% 12/1/47	780,000	720,314
Series 2022 B:
4% 12/1/35	585,000	516,448
4% 12/1/36	1,005,000	875,092
Chicago Gen. Oblig.:
Series 2017 A, 6% 1/1/38	295,000	306,242
Series 2019 A, 5% 1/1/40	700,000	693,375
Series 2020 A:
5% 1/1/29	870,000	897,625
5% 1/1/30	1,605,000	1,661,120
Series 2021 A:
5% 1/1/32	1,530,000	1,573,419
5% 1/1/34	260,000	266,062
Series 2023 A:
5.25% 1/1/37	1,950,000	1,998,263
5.5% 1/1/40	2,250,000	2,302,338
5.5% 1/1/43	5,725,000	5,788,051
Chicago Midway Arpt. Rev.:
Series 2013 A, 5.5% 1/1/29 (c)	235,000	235,057
Series 2014 A:
5% 1/1/33 (c)	270,000	268,570
5% 1/1/34 (c)	130,000	129,252
Series 2016 A:
4% 1/1/33 (c)	375,000	356,251
5% 1/1/28 (c)	100,000	100,590
Series 2016 B:
4% 1/1/35	80,000	77,051
5% 1/1/36	100,000	101,252
5% 1/1/37	135,000	136,290
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/31 (c)	305,000	305,934
Series 2015 C, 5% 1/1/46 (c)	120,000	117,333
Series 2016 B, 5% 1/1/34	310,000	315,228
Series 2016 C:
5% 1/1/33	140,000	142,542
5% 1/1/34	160,000	162,698
Series 2016 G:
5% 1/1/37 (c)	100,000	100,605
5% 1/1/42 (c)	100,000	98,307
5.25% 1/1/29 (c)	20,000	20,528
5.25% 1/1/31 (c)	20,000	20,454
Series 2017 A, 5% 1/1/31	180,000	185,650
Series 2017 B:
5% 1/1/35	105,000	107,424
5% 1/1/37	430,000	437,121
Series 2017 C:
5% 1/1/30	30,000	30,963
5% 1/1/31	30,000	30,942
5% 1/1/32	30,000	30,912
Series 2017 D:
5% 1/1/28 (c)	150,000	152,609
5% 1/1/29 (c)	125,000	127,324
5% 1/1/32 (c)	135,000	137,050
5% 1/1/34 (c)	205,000	208,038
5% 1/1/35 (c)	150,000	152,009
5% 1/1/36 (c)	190,000	191,941
5% 1/1/37 (c)	100,000	100,605
Series 2018 A:
5% 1/1/37 (c)	1,030,000	1,042,044
5% 1/1/39 (c)	1,005,000	1,005,880
5% 1/1/48 (c)	165,000	163,549
5% 1/1/53 (c)	285,000	282,103
Series 2022 A:
5% 1/1/30 (c)	225,000	232,601
5% 1/1/31 (c)	230,000	238,791
Series 2022 C:
5% 1/1/28 (c)	690,000	706,726
5% 1/1/29 (c)	500,000	515,612
5% 1/1/30 (c)	810,000	837,362
5% 1/1/31 (c)	600,000	622,932
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (c)	135,000	129,647
5% 7/1/48 (c)	1,140,000	1,037,159
Chicago Transit Auth.:
Series 2017, 5% 12/1/46	205,000	204,077
Series 2022 A, 4% 12/1/49	6,000,000	5,006,144
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/25	15,000	15,118
5% 6/1/26	10,000	10,194
Cook County Gen. Oblig.:
Series 2016 A:
5% 11/15/26	290,000	298,164
5% 11/15/27	140,000	144,173
5% 11/15/28	185,000	190,460
5% 11/15/29	230,000	236,788
5% 11/15/30	255,000	262,526
Series 2021 A, 5% 11/15/33	550,000	579,902
Series 2021 B:
4% 11/15/25	215,000	215,430
4% 11/15/26	110,000	110,354
4% 11/15/27	110,000	110,771
4% 11/15/28	55,000	55,364
Illinois Fin. Auth.:
Bonds Series 2022 B1, 5%, tender 8/15/25 (b)	2,905,000	2,940,328
Series 2020 A:
3% 5/15/50	2,650,000	1,705,985
3% 5/15/50 (Build America Mutual Assurance Insured)	1,045,000	677,003
3.25% 8/15/49	465,000	313,178
4% 5/15/50	1,760,000	1,402,171
Series 2021 A, 3% 8/15/48	4,100,000	2,783,328
Series 2022 A:
5% 10/1/35	330,000	324,174
5.5% 10/1/39	750,000	740,649
Series 2023 A:
5% 5/15/33	400,000	444,047
5% 5/15/34	450,000	496,446
Illinois Fin. Auth. Health Svcs. Facility Lease Rev. (Provident Group - UIC Surgery Ctr. LLC - Univ. of Illinois Health Svcs. Facility Proj.) Series 2020, 4% 10/1/55	2,785,000	2,109,636
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	60,000	60,888
5% 8/1/30	45,000	45,581
5% 8/1/32	60,000	60,661
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	50,000	47,721
5% 10/1/29	50,000	51,364
5% 10/1/30	50,000	51,317
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	1,585,000	1,310,903
5% 5/15/43	2,105,000	1,966,230
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	60,000	56,663
4% 2/15/33	15,000	14,437
5% 2/15/29	310,000	319,407
5% 2/15/36	70,000	71,438
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	50,000	46,287
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	25,000	25,099
Series 2013:
5% 11/15/28	145,000	145,012
5% 11/15/29	70,000	70,009
Series 2015 C:
4.125% 8/15/37	45,000	39,414
5% 8/15/35	375,000	370,188
5% 8/15/44	1,845,000	1,738,096
Series 2016 A:
5% 2/15/29	260,000	265,689
5% 2/15/30	275,000	281,496
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	35,000	36,202
5% 2/15/31	220,000	225,352
5% 2/15/32	215,000	220,270
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	30,000	31,030
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	25,000	25,764
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	130,000	134,464
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	105,000	108,209
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	30,000	31,118
Series 2016 B:
5% 8/15/31	375,000	385,046
5% 8/15/32	305,000	312,301
5% 8/15/34	380,000	388,594
5% 8/15/36	530,000	537,657
Series 2016 C:
3.75% 2/15/34	75,000	70,911
4% 2/15/36	315,000	299,996
4% 2/15/41	1,855,000	1,635,796
5% 2/15/24	5,000	5,015
5% 2/15/31	1,415,000	1,454,972
5% 2/15/32	225,000	231,315
5% 2/15/34	180,000	184,698
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	5,031
5% 5/15/29	65,000	66,081
5% 12/1/29	85,000	86,392
5% 5/15/30	135,000	136,959
5% 12/1/33	115,000	116,408
5% 12/1/46	1,300,000	1,205,310
Series 2017 A, 5% 8/1/42	45,000	42,613
Series 2017:
5% 1/1/29	170,000	177,115
5% 7/1/34	285,000	295,707
5% 7/1/35	240,000	248,934
Series 2019, 4% 9/1/35	145,000	121,329
Illinois Gen. Oblig.:
Series 2014:
5% 2/1/25	185,000	185,155
5% 2/1/26	140,000	140,049
5% 4/1/28	115,000	115,066
5% 5/1/28	110,000	110,101
5% 2/1/39	865,000	832,824
5.25% 2/1/31	20,000	20,014
Series 2016:
5% 6/1/26	60,000	61,349
5% 2/1/27	340,000	349,455
Series 2017 C, 5% 11/1/29	870,000	895,557
Series 2017 D, 5% 11/1/27	1,050,000	1,086,029
Series 2020 C, 4.125% 10/1/36	3,000,000	2,813,577
Series 2020, 5.5% 5/1/39	2,000,000	2,086,565
Series 2021 A:
4% 3/1/39	1,180,000	1,052,556
5% 3/1/34	1,035,000	1,073,019
5% 3/1/46	2,165,000	2,136,993
Series 2022 A:
5% 3/1/29	645,000	673,150
5% 3/1/31	705,000	742,479
5% 3/1/36	1,820,000	1,875,337
Series 2023 B:
5.25% 5/1/39	3,810,000	3,905,003
5.25% 5/1/41	1,330,000	1,353,836
Series 2023 D:
4% 7/1/37	9,500,000	8,567,795
5% 7/1/29	3,210,000	3,356,331
Series June 2016, 3.5% 6/1/29	1,375,000	1,293,925
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	865,000	814,068
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
Bonds Series 2023, 4%, tender 6/1/25 (b)	1,665,000	1,640,157
Series 2019, 2.9% 7/1/35	430,291	361,345
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	65,000	62,942
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	205,000	207,536
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2016 A, 5% 12/1/31	355,000	359,699
Series 2019 A, 5% 1/1/44	140,000	142,144
Series 2021 A, 5% 1/1/43	4,670,000	4,735,699
Series A:
5% 1/1/40	335,000	346,170
5% 1/1/41	880,000	904,409
5% 1/1/45	2,975,000	3,039,662
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	355,000	360,849
5% 2/1/35	255,000	258,467
5% 2/1/36	435,000	439,092
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	3,150,000	1,139,158
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	1,540,000	496,348
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	185,000	53,406
Series 2012 B, 0% 12/15/51	660,000	134,340
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	271,271
Series 1996 A, 0% 6/15/24	155,000	149,985
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	150,256
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,445,000	1,292,506
Series 2017 B:
5% 12/15/25	50,000	50,369
5% 12/15/26	165,000	167,284
5% 12/15/27	20,000	20,440
5% 12/15/31	35,000	35,742
5% 12/15/34	20,000	20,381
Series 2020 A, 5% 6/15/50	560,000	540,616
Series 2020 B, 5% 6/15/42	675,000	669,001
Series 2022 A:
0% 12/15/36	65,000	33,660
0% 12/15/39	515,000	220,022
0% 12/15/40	430,000	171,898
0% 12/15/41	1,225,000	460,184
4% 6/15/52	5,875,000	4,705,585
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/34 (Build America Mutual Assurance Insured)	395,000	398,823
Peoria County Gen. Oblig. Series 2023 A, 4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	1,145,000	1,030,335
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27 (Pre-Refunded to 6/1/26 @ 100)	1,275,000	1,312,335
5% 6/1/28 (Pre-Refunded to 6/1/26 @ 100)	140,000	144,099
Sales Tax Securitization Corp.:
Series 2023 C:
5% 1/1/24 (h)	2,540,000	2,544,277
5% 1/1/33 (h)	2,235,000	2,372,148
Series 2023 D:
5% 1/1/24 (h)	1,270,000	1,272,139
5% 1/1/35 (h)	1,255,000	1,324,124
Schaumburg Village Gen. Oblig. Series 2023, 4% 12/1/30	1,505,000	1,494,996
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	275,000	275,428
6.25% 10/1/38	275,000	275,504
Series 2018 A, 5% 4/1/30	210,000	218,862
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	310,000	271,026
TOTAL ILLINOIS		144,952,660
Indiana - 0.4%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	90,000	78,651
Series 2020 B, 0.95%, tender 4/1/26 (b)(c)	140,000	123,297
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2023 B1, 5%, tender 7/1/28 (b)	2,010,000	2,095,245
Indiana Fin. Auth. Rev.:
Series 2015 A, 5.25% 2/1/32	355,000	361,238
Series 2016:
5% 9/1/26	65,000	66,726
5% 9/1/27	30,000	30,868
5% 9/1/28	155,000	159,620
5% 9/1/29	75,000	77,121
5% 9/1/30	70,000	71,951
Indiana Fin. Auth. Wastewtr. Util. Rev. Series 2021 2, 5% 10/1/41	515,000	534,830
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (e)	180,000	142,136
Series 2021 B, 3% 7/1/50	130,000	122,733
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	340,000	343,172
Series 2016:
4% 1/1/32 (c)	50,000	48,460
4% 1/1/33 (c)	50,000	47,826
4% 1/1/34 (c)	65,000	61,830
4% 1/1/35 (c)	140,000	131,988
5% 1/1/26 (c)	55,000	55,536
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	60,000	63,156
5% 7/1/35	120,000	126,053
5% 7/1/36	130,000	135,762
5% 7/1/37	120,000	124,580
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	495,000	487,003
Series 2020, 4% 4/1/37	245,000	218,432
TOTAL INDIANA		5,708,214
Iowa - 0.5%
Iowa Fin. Auth. Rev.:
Series 2019 A1, 4% 5/15/55	1,205,000	706,926
Series A:
5% 5/15/43	70,000	54,007
5% 5/15/48	710,000	522,615
Iowa Fin. Auth. Single Family Mtg. (Mtg.-Backed Securities Prog.) Series 2023 A, 5.25% 7/1/53	4,590,000	4,665,593
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/29 (c)	310,000	315,995
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2:
4% 6/1/34	295,000	293,468
4% 6/1/36	295,000	285,009
4% 6/1/39	295,000	274,769
5% 6/1/32	265,000	283,367
Series 2021 B1, 4% 6/1/49	355,000	328,129
TOTAL IOWA		7,729,878
Kentucky - 1.6%
Ashland Med. Ctr. Rev. Series 2019, 3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	655,000	472,990
Boyle County Edl. Facilities Rev. Series 2023 A, 5% 6/1/39	6,010,000	6,129,291
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/28	80,000	81,668
5% 1/1/31	75,000	76,368
5% 1/1/32	75,000	76,365
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/49	930,000	881,442
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A, 5.25% 6/1/41	1,750,000	1,729,538
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	50,000	51,361
5% 5/1/29	275,000	287,756
5% 5/1/32	70,000	72,805
5% 5/1/33	55,000	57,329
5% 5/1/34	65,000	68,002
5% 5/1/35	40,000	41,697
5% 5/1/36	30,000	31,106
Kentucky, Inc. Pub. Energy:
Bonds Series A, 4%, tender 6/1/26 (b)	2,760,000	2,706,538
Series A, 4% 6/1/24	145,000	144,523
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	130,000	131,934
Series 2020 D, 5%, tender 10/1/29 (b)	155,000	158,673
Series 2023 B, 5%, tender 10/1/29 (b)	8,260,000	8,574,197
Series 2020 A:
3% 10/1/43	1,770,000	1,203,896
5% 10/1/37	360,000	362,654
TOTAL KENTUCKY		23,340,133
Louisiana - 0.6%
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	520,000	542,970
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	145,000	137,956
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2020 A, 4% 5/15/49	6,440,000	5,342,569
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/28	100,000	103,174
5% 12/15/29	70,000	72,119
5% 12/15/30	140,000	144,151
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/29 (c)	265,000	266,164
5% 1/1/31 (c)	125,000	125,383
Series 2017 B:
5% 1/1/27 (c)	20,000	20,326
5% 1/1/28 (c)	10,000	10,174
5% 1/1/32 (c)	20,000	20,304
5% 1/1/33 (c)	35,000	35,529
5% 1/1/34 (c)	10,000	10,148
5% 1/1/35 (c)	20,000	20,268
5% 1/1/37 (c)	295,000	296,785
Series 2017 D2:
5% 1/1/27 (c)	25,000	25,407
5% 1/1/28 (c)	35,000	35,609
5% 1/1/31 (c)	30,000	30,457
5% 1/1/33 (c)	50,000	50,756
5% 1/1/34 (c)	60,000	60,889
5% 1/1/36 (c)	45,000	45,460
5% 1/1/37 (c)	80,000	80,484
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	1,470,000	1,443,356
TOTAL LOUISIANA		8,920,438
Maine - 0.4%
Brunswick Series 2020, 2.25% 11/1/35	380,000	291,087
City of South Portland Series 2022 C, 2.5% 7/15/32	1,355,000	1,158,118
Lewiston 52850C Series 2021:
1.5% 2/15/34	1,435,000	1,006,929
1.75% 2/15/40	1,270,000	740,807
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2016 A:
4% 7/1/41	120,000	95,317
4% 7/1/46	165,000	123,117
5% 7/1/41	525,000	462,422
5% 7/1/46	1,400,000	1,159,603
Series 2017 B:
4% 7/1/25	20,000	19,886
4% 7/1/31	35,000	34,003
4% 7/1/32	25,000	24,114
4% 7/1/34	50,000	47,702
5% 7/1/26	15,000	15,334
5% 7/1/28	25,000	25,752
5% 7/1/29	20,000	20,519
5% 7/1/33	50,000	51,351
5% 7/1/35	40,000	40,924
Maine Hsg. Auth. Mtg. Series 2022 E, 5% 11/15/52	390,000	391,446
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	55,000	55,980
5% 7/1/36	130,000	131,616
5% 7/1/38	35,000	35,353
TOTAL MAINE		5,931,380
Maryland - 1.7%
Anne Arundel County Gen. Oblig. Series 2021:
3% 10/1/37	1,710,000	1,398,795
5% 4/1/28	1,240,000	1,320,330
Baltimore Proj. Rev. (Wtr. Projs.) Series 2020 A:
4% 7/1/45	585,000	518,561
5% 7/1/50	645,000	658,578
City of Westminster Series 2016:
5% 11/1/27	130,000	132,084
5% 11/1/28	140,000	142,368
5% 11/1/29	145,000	147,456
5% 11/1/30	155,000	157,389
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	145,000	135,790
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	485,000	473,831
Series 2019 C, 3.5% 3/1/50	1,075,000	1,035,511
Maryland Dept. of Trans. Series 2021 B:
4% 8/1/51 (c)	530,000	433,258
5% 8/1/46 (c)	1,175,000	1,164,072
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	65,000	66,169
5% 6/1/35	100,000	101,370
Maryland Gen. Oblig. Series 2022 2C, 4% 3/1/29	1,260,000	1,294,643
Maryland Health & Higher Edl.:
Bonds Series 2020, 5%, tender 7/1/25 (b)	1,540,000	1,553,961
Series 2021 A:
3% 7/1/46	3,970,000	2,730,177
3% 7/1/51	1,385,000	896,264
4% 6/1/55	200,000	157,633
5% 6/1/29	55,000	57,041
5% 6/1/33	130,000	135,015
Series 2023, 5% 7/1/26	600,000	611,955
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2016 A:
4% 7/1/42	85,000	70,867
5% 7/1/35	35,000	35,260
Maryland Stadium Auth. Series 2022 A:
5% 6/1/47	1,935,000	1,992,223
5% 6/1/52	455,000	465,994
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 4% 6/1/46	260,000	226,931
Maryland Stadium Auth. Rev. Series 2018 A, 5% 5/1/33	1,000,000	1,050,281
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B:
2.5% 6/1/26 (c)	1,940,000	1,796,568
2.625% 6/1/27 (c)	1,590,000	1,448,242
Prince Georges County Ctfs. of Prtn. Series 2021:
5% 10/1/27	720,000	756,356
5% 10/1/28	1,055,000	1,122,249
TOTAL MARYLAND		24,287,222
Massachusetts - 4.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/34	1,100,000	1,201,870
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhacement Prog.) Series 2022 A, 5% 6/1/50	12,350,000	12,784,718
(Rail Enhancement Prog.) Series 2021 B, 5% 6/1/37	1,500,000	1,562,408
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	85,000	81,252
(Newbridge On The Charles Proj.) Series 2017, 5% 10/1/57 (e)	1,750,000	1,428,570
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	195,000	203,605
5% 7/1/34	215,000	224,029
Series 2017, 4% 7/1/41	505,000	462,587
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	50,000	40,926
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	50,000	50,289
5% 10/1/28	55,000	55,358
5% 10/1/29	55,000	55,297
5% 10/1/31	60,000	60,216
5% 10/1/32	65,000	65,178
Series 2016:
5% 10/1/29	50,000	51,179
5% 10/1/30	75,000	76,720
5% 7/1/31	85,000	86,214
5% 10/1/31	80,000	81,762
5% 10/1/43	440,000	416,567
Series 2019 A, 5% 7/1/26	795,000	789,897
Series 2019, 5% 9/1/59	1,015,000	1,029,129
Series 2020 A:
4% 7/1/45	930,000	739,558
5% 10/15/29	1,470,000	1,610,397
Series 2021 V, 5% 7/1/55	1,595,000	1,650,177
Series 2022, 5% 10/1/38	2,500,000	2,671,162
Series J2, 5% 7/1/53	2,055,000	1,997,766
Series M:
4% 10/1/50	930,000	696,713
5% 10/1/45	700,000	634,412
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016, 5% 7/1/24 (c)	410,000	411,590
Series 2019 B, 5% 7/1/27 (c)	200,000	202,771
Massachusetts Gen. Oblig.:
Series 2019 A, 5% 1/1/49	295,000	300,309
Series 2019 C, 5% 5/1/49	460,000	468,758
Series 2022 C, 5.25% 10/1/47	16,975,000	18,035,106
Series D, 5% 7/1/45	1,110,000	1,148,006
Series E, 5% 11/1/45	5,645,000	5,846,638
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	780,000	735,925
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	105,000	108,573
5% 7/1/34	55,000	56,836
5% 7/1/38	80,000	81,716
Series 2016 B, 5% 7/1/43 (c)	435,000	433,872
Series 2019 A, 5% 7/1/40 (c)	145,000	146,196
Series 2021 E:
5% 7/1/37 (c)	1,205,000	1,235,025
5% 7/1/41 (c)	2,040,000	2,055,150
5% 7/1/46 (c)	390,000	389,513
5% 7/1/51 (c)	2,645,000	2,615,311
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (c)	435,000	430,724
TOTAL MASSACHUSETTS		65,509,975
Michigan - 1.9%
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/46	160,000	148,875
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	605,000	376,076
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	125,000	126,074
5% 7/1/48	535,000	535,907
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	120,000	122,259
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	3,560,000	3,178,369
Michigan Bldg. Auth. Rev. Series 2015 I:
5% 4/15/30	240,000	244,796
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	10,000	10,242
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	155,000	158,026
Series 2015 MI, 5% 12/1/24	225,000	227,503
Series 2018 B, 5% 10/1/33	4,435,000	4,721,963
Series 2019 A, 3% 12/1/49	815,000	551,245
Series 2020 A, 4% 6/1/49	1,725,000	1,472,615
Series 2021:
4% 9/1/39	175,000	150,677
4% 9/1/40	175,000	148,614
4% 9/1/41	145,000	121,671
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	70,000	72,430
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	5,000	5,276
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	1,490,000	1,431,435
Michigan State Hsg. Dev. Auth. Series 2021 A, 2.45% 10/1/46	1,280,000	777,784
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/45	9,250,000	8,317,157
Oakland Univ. Rev. Series 2019:
5% 3/1/40	300,000	302,958
5% 3/1/41	315,000	317,245
5% 3/1/44	615,000	615,712
5% 3/1/50	1,000,000	986,396
Portage Pub. Schools Series 2016:
5% 11/1/30	145,000	148,355
5% 11/1/31	130,000	132,657
5% 11/1/36	15,000	15,211
Univ. of Michigan Rev. Series 2020 A, 4% 4/1/45	440,000	391,924
Wayne County Arpt. Auth. Rev.:
Series 2015 G, 5% 12/1/28 (c)	275,000	277,076
Series 2017 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	75,000	74,077
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	60,000	58,983
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	60,000	58,345
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	65,000	62,342
5% 12/1/31	20,000	20,705
5% 12/1/32	20,000	20,703
5% 12/1/34	35,000	36,136
5% 12/1/35	30,000	30,799
5% 12/1/37	20,000	20,329
Series 2017 B:
5% 12/1/29 (c)	30,000	30,637
5% 12/1/30 (c)	35,000	35,672
5% 12/1/31 (c)	40,000	40,765
5% 12/1/32 (c)	25,000	25,476
5% 12/1/32 (c)	30,000	30,526
5% 12/1/34 (c)	30,000	30,515
5% 12/1/35 (c)	30,000	30,399
5% 12/1/37 (c)	45,000	45,149
5% 12/1/42 (c)	50,000	49,853
Series 2018 B, 5% 12/1/48 (c)	295,000	290,298
Series 2018 D, 5% 12/1/29 (c)	235,000	241,603
TOTAL MICHIGAN		27,319,840
Minnesota - 1.1%
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	140,000	141,025
Series 2017, 5% 5/1/25	40,000	40,213
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	40,000	41,107
5% 10/1/45	85,000	79,344
Minnesota Hsg. Fin. Agcy.:
Series 2022 M, 6% 1/1/53	7,160,000	7,478,664
Series 2023 F, 5.75% 7/1/53	320,000	332,516
Minnesota Office of Higher Ed. Series 2023:
5% 11/1/27 (c)	1,125,000	1,154,307
5% 11/1/28 (c)	1,400,000	1,438,760
5% 11/1/29 (c)	2,000,000	2,052,143
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	45,000	45,123
Sauk Rapids Minn Independent School District # 47 Series 2020 A:
2.5% 2/1/37	2,785,000	2,139,915
2.5% 2/1/38	1,000,000	745,220
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	370,000	361,670
TOTAL MINNESOTA		16,050,007
Mississippi - 0.3%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(c)	5,100,000	3,784,749
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	380,000	358,269
5% 6/1/27	210,000	217,427
TOTAL MISSISSIPPI		4,360,445
Missouri - 0.2%
Cape Girardeau County Indl. Dev. Auth.:
(Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	35,000	35,047
5% 3/1/31	80,000	80,051
5% 3/1/36	155,000	153,328
Series 2021, 4% 3/1/46	650,000	521,762
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2019 B, 5% 3/1/38 (c)	145,000	144,810
Missouri Health & Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	50,000	47,901
3.25% 2/1/28	50,000	47,824
5% 2/1/29	65,000	65,711
5% 2/1/31	130,000	131,315
5% 2/1/33	145,000	146,253
5% 2/1/36	135,000	136,062
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	35,000	34,157
Series 2021 A, 3% 5/1/52	685,000	645,544
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5.125% 9/1/48	75,000	62,596
5.25% 9/1/53	1,335,000	1,105,851
TOTAL MISSOURI		3,358,212
Montana - 0.3%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (c)	20,000	19,826
Series 2019 B, 4% 6/1/50	20,000	19,429
Series 2022 C, 6% 6/1/53	2,150,000	2,254,109
Montana Facility Fin. Auth. Series 2021 A, 3% 6/1/50	2,510,000	1,615,033
TOTAL MONTANA		3,908,397
Nebraska - 1.0%
Central Plains Energy Proj. Rev. Bonds:
(Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	5,025,000	5,083,447
Series 2019, 4%, tender 8/1/25 (b)	6,790,000	6,701,691
Douglas County Neb Edl. Facilities Rev.:
(Creighton Univ. Proj.) Series 2017:
4% 7/1/34	50,000	48,738
5% 7/1/36	35,000	35,689
(Creighton Univ. Projs.) Series 2021 A, 3% 7/1/51	440,000	278,707
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	85,000	82,413
Series 2019 E, 3.75% 9/1/49 (c)	95,000	92,254
Series 2020 A, 3.5% 9/1/50	1,475,000	1,414,022
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	125,000	126,171
5% 1/1/40	55,000	55,387
Omaha Arpt. Auth. Arpt. Rev. Series 2017 A:
5% 12/15/25 (c)	15,000	15,189
5% 12/15/25 (Escrowed to Maturity) (c)	5,000	5,106
5% 12/15/26 (c)	40,000	40,853
5% 12/15/26 (Escrowed to Maturity) (c)	35,000	36,174
5% 12/15/27 (c)	30,000	30,603
5% 12/15/27 (Pre-Refunded to 12/15/26 @ 100) (c)	20,000	20,671
5% 12/15/30 (c)	40,000	40,662
5% 12/15/30 (Pre-Refunded to 12/15/26 @ 100) (c)	35,000	36,174
5% 12/15/31 (c)	20,000	20,330
5% 12/15/31 (Pre-Refunded to 12/15/26 @ 100) (c)	20,000	20,671
5% 12/15/33 (c)	20,000	20,323
5% 12/15/33 (Pre-Refunded to 12/15/26 @ 100) (c)	20,000	20,671
5% 12/15/35 (c)	55,000	55,581
5% 12/15/35 (Pre-Refunded to 12/15/26 @ 100) (c)	45,000	46,510
5% 12/15/36 (c)	15,000	15,097
5% 12/15/36 (Pre-Refunded to 12/15/26 @ 100) (c)	10,000	10,336
TOTAL NEBRASKA		14,353,470
Nevada - 0.2%
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/30	140,000	139,781
Series 2019 A, 5% 7/1/26	570,000	589,424
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 B, 4% 10/1/49	60,000	58,631
Series 2021 B, 3% 10/1/51	2,460,000	2,298,286
TOTAL NEVADA		3,086,122
New Hampshire - 0.8%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B:
3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	780,000	517,408
5% 8/15/26	190,000	192,735
Nat'l. Fin. Auth. Rev. (Presbyterian Sr. Living Proj.) Series 2023 A, 5.25% 7/1/48	520,000	489,774
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	418,885	389,630
Series 2023 2A, 3.875% 1/20/38	3,578,684	3,082,102
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	60,000	61,678
5% 8/1/29	55,000	56,511
5% 8/1/30	50,000	51,343
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/30	130,000	135,736
5% 7/1/32	195,000	203,573
5% 7/1/33	175,000	182,658
5% 7/1/34	270,000	281,339
5% 7/1/35	285,000	296,053
5% 7/1/36	300,000	309,904
5% 7/1/37	260,000	266,823
Series 2017, 5% 7/1/44	665,000	563,661
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/32	140,000	128,860
5% 7/1/24	50,000	50,013
5% 7/1/25	60,000	60,019
5% 7/1/27	25,000	25,006
Series 2016:
4% 10/1/38	120,000	103,969
5% 10/1/24	105,000	105,588
5% 10/1/25	105,000	106,465
5% 10/1/29	340,000	342,873
5% 10/1/31	265,000	265,807
5% 10/1/33	205,000	205,089
5% 10/1/38	375,000	354,628
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	2,400,265	2,150,416
TOTAL NEW HAMPSHIRE		10,979,661
New Jersey - 7.2%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	55,000	56,574
5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	130,000	133,097
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	65,000	66,250
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	65,000	66,342
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (e)	100,000	68,121
Series 2015, 5.25% 6/15/27	400,000	406,003
Series 2023 RRR, 5% 3/1/25	3,750,000	3,793,807
Series A:
5% 11/1/31	665,000	699,534
5% 11/1/36	745,000	771,312
Series QQQ:
4% 6/15/46	850,000	748,153
4% 6/15/50	4,215,000	3,623,905
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	100,000	67,970
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	70,000	70,506
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	90,000	90,651
Series LLL, 5% 6/15/44	335,000	339,012
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey- American Wtr. Co., INC. Proj.) Series 2020 B, 3.75%, tender 6/1/28 (b)(c)	6,160,000	5,852,833
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	105,000	106,405
5% 7/1/32	120,000	121,577
New Jersey Gen. Oblig.:
Series 2020 A, 5% 6/1/29	325,000	346,715
Series 2021, 2% 6/1/36	525,000	368,979
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/26 (Escrowed to Maturity)	20,000	20,608
5% 7/1/27	40,000	41,163
5% 7/1/28	20,000	20,604
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	2,730,000	2,812,951
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	35,000	36,110
5% 7/1/30	50,000	51,440
Series 2016:
4% 7/1/48	1,610,000	1,275,765
5% 7/1/41	185,000	173,939
Series 2021, 3% 7/1/39	590,000	438,045
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A, 5% 12/1/25 (c)	1,000,000	1,008,396
Series 2017 1A:
5% 12/1/24 (c)	2,600,000	2,616,871
5% 12/1/25 (c)	2,500,000	2,520,991
5% 12/1/26 (c)	1,970,000	1,989,175
Series 2018 B:
5% 12/1/25 (c)	215,000	216,805
5% 12/1/26 (c)	305,000	307,969
5% 12/1/27 (c)	750,000	762,018
5% 12/1/28 (c)	1,000,000	1,018,531
Series 2019 A:
5% 12/1/23	90,000	90,120
5% 12/1/25	95,000	96,954
Series 2020:
5% 12/1/24 (c)	425,000	427,232
5% 12/1/24 (c)	205,000	206,076
5% 12/1/27 (c)	165,000	167,644
5% 12/1/28 (c)	295,000	300,676
Series 2022 A, 5% 12/1/26 (c)	205,000	206,995
Series 2022 B, 5% 12/1/26 (c)	2,100,000	2,120,441
Series 2023 B, 5% 12/1/31 (c)	7,590,000	7,747,830
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2023 C:
5% 5/1/26 (c)	1,675,000	1,672,966
5% 5/1/27 (c)	1,765,000	1,758,558
5% 11/1/27 (c)	1,795,000	1,789,970
5% 5/1/28 (c)	1,835,000	1,827,700
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A, 5.25% 6/1/46	3,225,000	3,241,965
Series 2018 B, 5% 6/1/46	6,170,000	5,734,940
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2015 E, 5% 1/1/34	235,000	237,578
Series 2022 B, 5% 1/1/46	15,000,000	15,407,163
Series D, 5% 1/1/28	245,000	251,929
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	1,460,000	1,486,871
Series 2006 C:
0% 12/15/25	2,500,000	2,277,111
0% 12/15/30 (FGIC Insured)	1,305,000	951,419
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	1,650,000	1,047,944
0% 12/15/36 (AMBAC Insured)	3,000,000	1,592,040
Series 2010 A, 0% 12/15/27	690,000	578,073
Series 2014 BB2, 5% 6/15/33	1,280,000	1,361,683
Series 2016 A:
5% 6/15/27	135,000	137,477
5% 6/15/29	115,000	117,270
Series 2018 A, 5% 12/15/34	195,000	201,197
Series 2019 BB, 4% 6/15/50	3,540,000	2,997,158
Series 2021 A:
4% 6/15/34	170,000	167,386
5% 6/15/32	360,000	383,715
Series 2022 A:
4% 6/15/40	220,000	201,753
4% 6/15/41	945,000	860,931
Series 2022 AA:
5% 6/15/29	295,000	311,946
5% 6/15/30	1,625,000	1,728,433
5% 6/15/33	380,000	406,602
Series 2022 BB:
4% 6/15/46	1,750,000	1,540,315
4% 6/15/50	1,205,000	1,047,278
Series AA:
4% 6/15/36	280,000	268,239
4% 6/15/45	2,510,000	2,225,120
4% 6/15/50	3,210,000	2,789,843
5% 6/15/38	315,000	325,926
Series BB, 5% 6/15/33	1,265,000	1,309,548
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A, 5% 11/1/39	750,000	751,645
TOTAL NEW JERSEY		103,462,787
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/24 (c)	295,000	296,300
5% 9/1/26 (c)	945,000	958,677
5% 9/1/27 (c)	445,000	454,634
5% 9/1/29 (c)	175,000	180,102
New Mexico Mtg. Fin. Auth.:
Series 2019 D, 3.75% 1/1/50	80,000	77,552
Series 2023 C, I 5.75% 3/1/54	1,055,000	1,102,197
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	20,000	18,312
5% 5/15/39	15,000	12,773
5% 5/15/44	15,000	12,171
5% 5/15/49	30,000	23,279
TOTAL NEW MEXICO		3,135,997
New York - 9.1%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	65,000	64,721
4% 7/1/34	65,000	64,575
Series 2017:
5% 12/1/23 (e)	100,000	99,804
5% 12/1/24 (e)	100,000	99,061
5% 12/1/25 (e)	100,000	98,294
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2021 B, 1.5%, tender 9/1/26 (b)	630,000	573,605
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	1,300,000	1,269,798
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	760,000	777,697
New York City Gen. Oblig.:
Bonds Series 2015 F4, 5%, tender 6/1/44 (i)	500,000	506,956
Series 2016 E, 5% 8/1/28	220,000	225,743
Series 2023 C:
5% 8/1/25	3,000,000	3,065,748
5% 8/1/26	3,600,000	3,724,190
Series 2023 D, 5% 8/1/25	2,000,000	2,043,832
Series 2023 F1:
5% 8/1/25	1,550,000	1,583,970
5% 8/1/27	4,000,000	4,195,350
Series A, 5% 8/1/26	295,000	305,177
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	355,000	330,179
Series 2021 K2, 0.9%, tender 1/1/26 (b)	2,435,000	2,214,130
Series 2021, 0.6%, tender 7/1/25 (b)	490,000	452,241
Series 2022 F 2B, 3.4%, tender 12/22/26 (b)	4,100,000	3,964,880
Series 2023 A2:
3.7%, tender 12/30/27 (b)	2,045,000	1,966,334
3.73%, tender 12/29/28 (b)	2,280,000	2,186,536
Series 2019 J, 3.05% 11/1/49	650,000	435,579
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2022 EE, 5% 6/15/45	3,785,000	3,898,737
Series GG 1, 5% 6/15/48	5,265,000	5,356,698
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2015 S2, 5% 7/15/35	90,000	91,268
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	585,000	593,723
Series 2018 B, 5% 8/1/45	1,860,000	1,873,619
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	1,000,000	1,104,598
New York Dorm. Auth. Rev.:
Series 2022 A:
5% 7/15/37	120,000	117,903
5% 7/15/42	340,000	320,084
5% 7/15/50	880,000	795,644
Series 2022:
4% 7/1/36	445,000	423,266
4% 7/1/38	140,000	129,173
4% 7/1/40	235,000	211,386
5% 7/1/34	295,000	318,901
5% 7/1/35	295,000	317,599
5% 7/1/37	485,000	512,689
5% 7/1/39	145,000	151,007
5% 7/1/41	260,000	268,571
5% 7/1/57	3,730,000	3,291,655
New York Dorm. Auth. Sales Tax Rev. Series 2023 A1, 5% 3/15/41	8,895,000	9,274,087
New York Metropolitan Trans. Auth. Rev.:
Series 2014 B, 5% 11/15/44	505,000	488,740
Series 2015 A1:
5% 11/15/29	145,000	145,778
5% 11/15/45	375,000	362,321
Series 2017 C1, 5% 11/15/30	990,000	1,023,232
Series 2017 D, 5% 11/15/30	2,120,000	2,191,163
Series 2020 D, 4% 11/15/46	3,440,000	2,889,004
New York State Dorm. Auth.:
Series 2018 A, 5.25% 3/15/38	585,000	610,258
Series 2019 D, 3% 2/15/49	4,140,000	2,802,343
Series 2021 A, 4% 3/15/39	9,000,000	8,437,033
Series 2021 E, 3% 3/15/50	675,000	453,222
Series 2022 A, 5% 3/15/41	295,000	306,264
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 J2:
1%, tender 11/1/26 (b)	355,000	316,885
1.1%, tender 5/1/27 (b)	1,310,000	1,139,348
Series 2023 C2, 3.8%, tender 5/1/29 (b)	6,565,000	6,321,716
Series J, 0.75% 5/1/25	415,000	389,486
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	45,000	43,171
New York State Urban Dev. Corp.:
Series 2020 A, 3% 3/15/50	7,910,000	5,357,749
Series 2020 E:
3% 3/15/48	8,915,000	6,143,199
3% 3/15/50	955,000	646,858
4% 3/15/44	2,555,000	2,278,168
4% 3/15/45	2,055,000	1,821,421
Series 2022 A, 5% 3/15/40	12,000,000	12,462,487
New York State Urban Eev Corp. Series 2019 A:
3% 3/15/49	1,000,000	691,807
5% 3/15/37	1,315,000	1,380,271
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. - Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2020, 5% 10/1/40 (c)	1,705,000	1,633,420
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	215,000	209,250
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (c)	415,000	428,487
5% 12/1/33 (c)	640,000	660,418
5% 12/1/34 (c)	700,000	720,109
5% 12/1/35 (c)	350,000	357,382
5% 12/1/36 (c)	240,000	242,578
5% 12/1/37 (c)	635,000	635,914
5% 12/1/38 (c)	1,550,000	1,546,234
5% 12/1/39 (c)	1,185,000	1,178,539
5% 12/1/40 (c)	1,000,000	988,317
5% 12/1/41 (c)	910,000	893,694
5% 12/1/42 (c)	455,000	443,284
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	320,000	332,530
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	275,000	286,113
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 4.5% 7/1/52	600,000	420,941
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	50,000	47,562
Schenectady County Cap. Resources Corp. Rev. (Union College Proj.) Series 2017, 5% 1/1/40	785,000	796,723
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (e)	100,000	87,155
5.375% 11/1/54 (e)	260,000	198,296
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	255,000	256,978
TOTAL NEW YORK		130,364,856
New York And New Jersey - 0.9%
Port Auth. of New York & New Jersey:
Series 194, 5.25% 10/15/55	330,000	333,023
Series 2021 227, 2% 10/1/34 (c)	2,390,000	1,694,247
Series 2022 236, 5% 1/15/47 (c)	10,480,000	10,501,109
TOTAL NEW YORK AND NEW JERSEY		12,528,379
North Carolina - 0.8%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	80,000	83,583
5% 7/1/33	75,000	78,155
5% 7/1/37	180,000	185,165
Series 2017 B:
5% 7/1/25 (c)	5,000	5,059
5% 7/1/26 (c)	5,000	5,085
5% 7/1/27 (c)	10,000	10,263
5% 7/1/28 (c)	10,000	10,233
5% 7/1/29 (c)	10,000	10,211
5% 7/1/30 (c)	15,000	15,288
5% 7/1/31 (c)	25,000	25,478
5% 7/1/32 (c)	25,000	25,476
5% 7/1/33 (c)	25,000	25,474
5% 7/1/34 (c)	30,000	30,543
5% 7/1/35 (c)	20,000	20,308
5% 7/1/36 (c)	15,000	15,165
5% 7/1/37 (c)	20,000	20,126
5% 7/1/42 (c)	60,000	59,898
Series 2017 C, 4% 7/1/32	75,000	74,231
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2018 C, 3.45%, tender 10/31/25 (b)	2,620,000	2,574,921
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/27 (Escrowed to Maturity)	20,000	21,056
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 2020 45, 3% 7/1/51	7,385,000	6,979,095
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	875,000	838,129
Series 2020 A, 3% 7/1/45	565,000	393,481
TOTAL NORTH CAROLINA		11,506,423
North Dakota - 0.5%
Grand Forks Health Care Sys. Rev. Series 2021:
4% 12/1/35	530,000	459,591
4% 12/1/36	545,000	465,781
4% 12/1/37	405,000	341,864
4% 12/1/38	365,000	304,433
5% 12/1/33	550,000	545,253
5% 12/1/34	660,000	650,466
North Dakota Hsg. Fin. Agcy.:
Series 2019 C, 3.2% 7/1/39	2,765,000	2,351,495
Series 2021 A, 3% 1/1/52	230,000	216,977
Series 2021 B, 3% 7/1/52	740,000	689,882
Series 2022, 5% 1/1/53	940,000	943,470
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	1,345,000	805,482
TOTAL NORTH DAKOTA		7,774,694
Ohio - 2.0%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	715,000	684,634
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	150,000	152,490
5% 8/1/26	100,000	102,665
5% 8/1/27	125,000	129,745
5% 8/1/28	145,000	151,207
5% 8/1/29	265,000	276,106
5% 8/1/30	215,000	224,222
Series 2020 A, 4% 12/1/40	1,175,000	1,058,092
American Muni. Pwr., Inc. Rev. (Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	620,000	610,717
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	9,705,000	6,756,346
4% 6/1/48	260,000	219,616
5% 6/1/32	685,000	723,033
5% 6/1/33	2,275,000	2,397,238
Series 2020 B2, 5% 6/1/55	2,130,000	1,834,802
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	295,000	277,820
Columbus City School District Series 2016 A, 5% 12/1/29	105,000	108,288
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	325,000	327,503
5% 12/1/51	485,000	486,566
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	685,000	687,236
Middleburg Heights Hosp. Rev. Series 2021 A, 4% 8/1/41	645,000	540,923
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/30	410,000	431,099
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/33	1,000,000	933,015
Ohio Gen. Oblig.:
Series 2021 A:
5% 3/1/29	195,000	209,018
5% 3/1/29	260,000	278,691
5% 3/1/30	240,000	260,002
5% 3/1/30	355,000	384,586
Series 2021 B:
5% 2/1/29	475,000	508,679
5% 2/1/30	395,000	427,537
Series 2021 C:
5% 3/15/29	595,000	638,048
5% 3/15/30	595,000	644,859
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/36	345,000	353,995
Ohio Hosp. Facilities Rev. Series 2021 B:
5% 1/1/25	350,000	354,531
5% 1/1/26	415,000	425,905
5% 1/1/27	955,000	991,603
Ohio Hosp. Rev.:
Bonds Series 2019 C, 2.75%, tender 5/1/28 (b)	635,000	601,382
Series 2020 A, 4% 1/15/50	75,000	61,506
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	30,000	29,639
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	845,000	895,314
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/29	585,000	632,327
5% 12/15/30	530,000	577,106
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	130,000	50,968
(Infrastructure Projs.) Series 2022 A, 5% 2/15/39	195,000	206,593
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	110,000	111,094
5% 2/15/34	20,000	20,031
Series 2019, 5% 2/15/29	145,000	147,394
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	230,000	232,427
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	260,000	252,696
6% 12/1/29	270,000	261,593
6% 12/1/30	290,000	279,533
6% 12/1/31	310,000	297,307
TOTAL OHIO		29,247,727
Oklahoma - 0.1%
Norman Reg'l. Hosp. Auth. Hosp. Rev. Series 2019, 3.25% 9/1/38	2,015,000	1,449,444
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (c)	115,000	114,490
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	65,000	66,280
5% 10/1/29	70,000	71,352
5% 10/1/36	50,000	50,812
5% 10/1/39	100,000	101,299
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	180,000	159,844
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. (Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	155,000	164,263
TOTAL OKLAHOMA		2,177,784
Oregon - 2.4%
Beaverton School District Series 2022 A:
0% 6/15/41	4,250,000	1,697,614
0% 6/15/42	4,155,000	1,558,391
Oregon Gen. Oblig. Series 2022 A:
5% 5/1/40	3,330,000	3,523,459
5% 12/1/52	655,000	657,616
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	215,000	206,373
(Single-Family Mtg. Prog.) Series 2015 A, 3.5% 7/1/36	1,995,000	1,971,784
Series 2019 A, 4% 7/1/50	375,000	367,026
Series 2020 A, 3% 7/1/52	1,115,000	1,050,361
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (c)	785,000	785,542
Series 2022 28:
5% 7/1/41 (c)	1,760,000	1,774,443
5% 7/1/52 (c)	1,480,000	1,464,983
Series 2023 29:
5% 7/1/34 (c)	4,270,000	4,503,073
5% 7/1/35 (c)	3,650,000	3,834,814
5% 7/1/37 (c)	2,910,000	2,997,475
Salem Hosp. Facility Auth. Rev.:
(Salem Health Projs.) Series 2019 A, 3% 5/15/49	1,380,000	917,130
Series 2016 A, 4% 5/15/41	260,000	224,185
Univ. of Oregon Gen. Rev. Series 2021 A, 3.5% 4/1/52	10,000,000	7,561,239
TOTAL OREGON		35,095,508
Pennsylvania - 5.4%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/32 (c)	3,940,000	4,087,607
5% 1/1/33 (c)	4,640,000	4,813,293
5% 1/1/51 (c)	2,730,000	2,675,917
5% 1/1/56 (c)	1,655,000	1,614,367
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	220,000	172,140
4% 12/1/41	335,000	218,458
4.25% 12/1/50	375,000	225,652
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/32	150,000	142,931
5% 7/1/34	20,000	18,874
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A, 5% 7/1/35	730,000	661,813
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	50,000	52,262
5% 7/15/29	80,000	84,038
5% 7/15/32	50,000	52,278
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/26	515,000	528,243
5% 6/1/28	275,000	288,688
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/28	55,000	56,053
5% 6/1/29	60,000	61,010
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	815,000	718,869
Series 2017:
5% 7/1/28	105,000	105,247
5% 7/1/29	400,000	400,625
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 A:
5% 7/1/46	60,000	49,814
5% 7/1/46 (Pre-Refunded to 7/1/26 @ 100)	15,000	15,456
Series 2019 A:
5% 7/1/49	255,000	207,466
5% 7/1/49 (Pre-Refunded to 7/1/29 @ 100)	30,000	32,206
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	125,000	116,693
4% 7/15/35	130,000	120,148
4% 7/15/37	255,000	225,431
5% 7/15/25	20,000	20,148
5% 7/15/26	65,000	65,877
5% 7/15/27	105,000	106,961
5% 7/15/28	80,000	81,808
5% 7/15/29	85,000	86,588
5% 7/15/30	110,000	111,941
5% 7/15/31	75,000	76,223
5% 7/15/32	80,000	81,337
5% 7/15/34	85,000	86,578
5% 7/15/36	255,000	257,641
5% 7/15/38	305,000	300,505
5% 7/15/43	355,000	344,440
Geisinger Auth. Health Sys. Rev. Bonds Series 2020 B, 5%, tender 2/15/27 (b)	1,890,000	1,920,257
Lehigh County Gen. Purp. Auth. Rev.:
(Muhlenberg College Proj.) Series 2017, 5% 2/1/39	130,000	130,762
Series 2021 A, 4% 11/1/51	3,835,000	2,835,879
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 4% 7/1/49	5,000,000	4,194,461
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	50,000	50,918
5% 7/1/27	50,000	51,032
5% 7/1/28	50,000	50,987
5% 7/1/34	185,000	186,211
5% 7/1/36	100,000	100,222
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/23	20,000	20,000
5% 10/1/24	60,000	59,585
5% 10/1/25	55,000	54,105
5% 10/1/27	25,000	24,435
Series 2016 A:
5% 10/1/28	75,000	72,959
5% 10/1/29	130,000	125,854
5% 10/1/31	230,000	220,724
5% 10/1/36	415,000	378,239
5% 10/1/40	205,000	176,626
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.):
Series 2016 A, 5% 8/15/36	40,000	40,402
Series 2018 A, 4% 8/15/48	645,000	508,970
Series 2016 A, 5% 8/15/46	1,515,000	1,410,743
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (Presbyterian Sr. Living Proj.) Series 2023 B2, 5% 7/1/38	555,000	543,064
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds Series 2011, 2.15%, tender 7/1/24 (b)(c)	935,000	918,994
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	175,000	177,952
Series 2017:
5% 5/1/35	65,000	66,390
5% 5/1/37	80,000	80,938
5% 5/1/41	360,000	358,656
Series 2016:
5% 5/1/28	25,000	25,540
5% 5/1/32	65,000	66,167
5% 5/1/33	85,000	86,533
Pennsylvania Hsg. Fin. Agcy.:
Series 2020 13 2A, 3.5% 4/1/51	80,000	78,143
Series 2021 134 A, 3% 10/1/49	4,455,000	4,273,357
Series 2021 134B, 5% 4/1/27 (c)	395,000	402,062
Series 2021 137, 3% 10/1/51	1,115,000	1,034,458
Series 2023 142A:
4.5% 10/1/38	985,000	964,719
5% 10/1/43	710,000	709,960
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2021 B, 5% 12/1/46	2,645,000	2,713,765
Series 2021 C:
5% 12/1/27	220,000	231,871
5% 12/1/28	215,000	229,303
Series 2023:
5% 12/1/36	620,000	656,196
5% 12/1/38	2,500,000	2,605,745
5% 12/1/39	3,000,000	3,118,267
5% 12/1/40	2,375,000	2,483,605
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	50,000	50,805
5% 7/1/26	50,000	51,532
5% 7/1/27	40,000	41,785
Series 2017 B:
5% 7/1/26 (c)	150,000	151,979
5% 7/1/27 (c)	125,000	127,594
5% 7/1/28 (c)	150,000	153,128
5% 7/1/29 (c)	115,000	117,344
5% 7/1/32 (c)	150,000	152,598
5% 7/1/33 (c)	115,000	116,981
5% 7/1/34 (c)	205,000	208,360
5% 7/1/37 (c)	230,000	231,053
5% 7/1/47 (c)	1,165,000	1,142,431
Series 2021:
5% 7/1/26 (c)	3,765,000	3,814,680
5% 7/1/27 (c)	5,190,000	5,297,687
5% 7/1/28 (c)	550,000	564,949
5% 7/1/34 (c)	1,100,000	1,141,578
5% 7/1/35 (c)	590,000	607,284
5% 7/1/51 (c)	1,000,000	978,576
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	400,000	371,371
Philadelphia School District:
Series 2016 D:
5% 9/1/25	445,000	451,873
5% 9/1/26	465,000	475,808
5% 9/1/27	490,000	500,612
5% 9/1/28	410,000	419,218
Series 2016 F:
5% 9/1/28	710,000	725,962
5% 9/1/29	460,000	471,102
Series 2018 A:
5% 9/1/36	95,000	97,248
5% 9/1/37	55,000	55,992
5% 9/1/38	90,000	91,306
Series 2018 B, 5% 9/1/43	130,000	131,244
Series 2019 A:
4% 9/1/35	385,000	362,513
5% 9/1/30	400,000	418,192
5% 9/1/31	320,000	331,952
5% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	185,000	192,357
Series F, 5% 9/1/30	345,000	352,187
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/34	1,055,000	1,104,494
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/38 (Assured Guaranty Muni. Corp. Insured)	200,000	207,594
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	140,000	122,422
4% 6/1/49	335,000	283,284
5% 6/1/44	245,000	245,349
5% 6/1/49	390,000	384,801
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	65,000	65,762
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	280,000	259,884
5% 8/1/48	1,225,000	1,095,809
TOTAL PENNSYLVANIA		77,973,362
Puerto Rico - 1.9%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2021 A, 5% 7/1/37 (e)	3,250,000	3,120,162
Series 2021 B:
5% 7/1/33 (e)	400,000	395,926
5% 7/1/37 (e)	1,695,000	1,627,284
Series 2022 A, 4% 7/1/42 (e)	1,690,000	1,404,362
Puerto Rico Commonwealth Hwys & Tra Series 2022 B, 0% 7/1/32	1,500,000	967,500
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	8,240,022	4,856,390
4% 7/1/33	1,927,686	1,727,852
4% 7/1/35	695,000	603,991
4% 7/1/37	850,000	713,519
5.625% 7/1/27	201,149	206,412
5.625% 7/1/29	1,000,434	1,033,756
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1:
0% 7/1/31	8,088,000	5,729,763
4.55% 7/1/40	2,175,000	2,001,173
Series 2019 A2, 4.329% 7/1/40	3,250,000	2,910,906
TOTAL PUERTO RICO		27,298,996
Rhode Island - 1.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	420,000	391,596
5% 9/1/36	1,235,000	1,089,714
Series 2016, 5% 5/15/39	320,000	303,134
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2022 A, 5% 9/1/33	7,000,000	7,779,159
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	65,000	63,666
Series 2021 74, 3% 4/1/49	615,000	585,123
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	640,000	616,704
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2023 A:
5% 12/1/28 (c)	2,940,000	3,023,778
5% 12/1/29 (c)	4,380,000	4,523,940
5% 12/1/30 (c)	1,605,000	1,652,838
Series A:
3.5% 12/1/34 (c)	70,000	66,981
5% 12/1/24 (c)	225,000	226,308
5% 12/1/28 (c)	500,000	515,413
TOTAL RHODE ISLAND		20,838,354
South Carolina - 0.6%
Charleston County Arpt. District Series 2019, 5% 7/1/43	145,000	146,284
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	2,200,000	2,193,495
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	140,000	142,008
5% 12/1/28	285,000	288,487
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	100,000	97,237
Series 2023 B, 6% 1/1/54	520,000	549,698
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	365,000	372,817
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	55,000	55,707
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 A:
5% 12/1/29	150,000	152,475
5% 12/1/38	15,000	14,979
Series 2016 B:
5% 12/1/31	55,000	55,897
5% 12/1/41	765,000	749,526
Series A, 5% 12/1/23 (Escrowed to Maturity)	385,000	385,576
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	945,000	800,912
4% 4/15/48	660,000	530,332
5% 4/15/48	2,265,000	2,144,567
TOTAL SOUTH CAROLINA		8,679,997
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	35,000	36,369
Series 2017:
5% 7/1/26	15,000	15,361
5% 7/1/28	15,000	15,633
5% 7/1/29	30,000	31,269
Series 2020 A, 3% 9/1/45	730,000	511,356
TOTAL SOUTH DAKOTA		609,988
Tennessee - 1.6%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 4% 8/1/44	610,000	508,754
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/41	560,000	542,683
5% 4/1/41 (Pre-Refunded to 10/1/28 @ 100)	30,000	31,884
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018, 5% 7/1/37 (c)	235,000	236,336
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (c)	130,000	129,083
Series 2019 B:
5% 7/1/38 (c)	965,000	969,178
5% 7/1/54 (c)	300,000	293,680
Series 2022 B:
5% 7/1/52 (c)	3,250,000	3,217,023
5.5% 7/1/39 (c)	2,000,000	2,109,215
5.5% 7/1/40 (c)	2,000,000	2,101,429
5.5% 7/1/42 (c)	3,500,000	3,649,259
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C:
5% 1/1/27	3,010,000	3,136,588
5% 1/1/30	3,525,000	3,811,971
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A, 4% 10/1/49	485,000	358,194
Tennessee Hsg. Dev. Agcy. Residential:
Series 2019 3:
2.6% 7/1/39	140,000	104,319
2.8% 7/1/44	165,000	115,528
Series 2019 4, 2.9% 7/1/39	100,000	77,954
Series 2021 1, 3% 7/1/51	755,000	714,468
Series 2021 3A, 3% 1/1/52	285,000	266,914
TOTAL TENNESSEE		22,374,460
Texas - 6.4%
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (c)	50,000	49,971
5% 11/15/27 (c)	65,000	64,964
5% 11/15/28 (c)	75,000	74,944
5% 11/15/39 (c)	275,000	274,408
Series 2017 B:
5% 11/15/28 (c)	50,000	50,898
5% 11/15/30 (c)	80,000	81,177
5% 11/15/32 (c)	60,000	60,876
5% 11/15/35 (c)	65,000	65,674
5% 11/15/36 (c)	105,000	105,666
5% 11/15/37 (c)	70,000	70,184
5% 11/15/41 (c)	290,000	289,213
Austin Wtr. & Wastewtr. Sys. Rev. Series 2022:
5% 11/15/37	1,000,000	1,063,245
5% 11/15/38	1,250,000	1,320,205
5% 11/15/39	1,750,000	1,836,469
5% 11/15/40	2,000,000	2,086,336
5% 11/15/41	2,000,000	2,078,291
5% 11/15/42	3,000,000	3,102,618
Bell County Gen. Oblig. Series 2021, 2% 2/15/35	1,500,000	1,094,226
Birdville Independent School District Series 2020, 2.375% 2/15/36	1,785,000	1,381,822
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2023, 5% 7/1/38	1,785,000	1,903,807
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	65,000	65,975
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	25,000	25,449
5% 1/1/40 (Pre-Refunded to 7/1/25 @ 100)	295,000	300,296
Series 2021 C, 5% 1/1/27	1,055,000	1,072,767
City of Denton:
Series 2020, 2% 2/15/38	1,530,000	1,035,949
Series 2023, 5% 2/15/41	2,185,000	2,279,248
Coppell Tex Series 2020, 1.5% 2/1/36	1,485,000	981,747
Corpus Christi Gen. Oblig. Series 2023:
5% 3/1/39	2,110,000	2,225,065
5% 3/1/40	2,215,000	2,328,213
Dallas Fort Worth Int'l. Arpt. Rev. Series 2022 B, 5% 11/1/37	3,000,000	3,146,474
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	585,000	595,396
El Paso Independent School District Series 2020:
5% 8/15/25	220,000	224,934
5% 8/15/26	380,000	393,957
El Paso Wtr. & Swr. Rev. Series 2022, 5% 3/1/36	1,000,000	1,053,849
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	515,000	447,277
Grand Parkway Trans. Corp.:
Bonds Series 2023, 5%, tender 4/1/28 (b)	5,825,000	6,059,985
Series 2018 A, 5% 10/1/38	160,000	164,252
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	70,000	71,337
Series 2021 A, 3% 10/1/51	1,000,000	652,216
Harris County Flood Cont. District Series 2021 A:
5% 10/1/28	500,000	531,402
5% 10/1/29	500,000	535,383
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	139,050
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	210,386
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	585,000	593,506
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/41 (c)	880,000	877,624
Series 2018 C:
5% 7/1/29 (c)	100,000	102,617
5% 7/1/30 (c)	105,000	107,275
5% 7/1/31 (c)	75,000	76,617
5% 7/1/32 (c)	90,000	91,935
Houston Gen. Oblig. Series 2017 A:
5% 3/1/31	235,000	243,082
5% 3/1/32	100,000	103,484
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 5%, tender 8/1/26 (b)	1,035,000	1,047,268
Houston Util. Sys. Rev.:
Series 2016 B, 5% 11/15/33	140,000	143,243
Series 2020 C:
4% 11/15/43	1,030,000	921,384
4% 11/15/49	1,030,000	884,702
5% 11/15/45	1,030,000	1,054,043
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	25,000	25,423
5% 10/15/30	95,000	96,260
5% 10/15/32	50,000	50,542
5% 10/15/36	35,000	35,090
5% 10/15/37	55,000	54,615
5% 10/15/38	80,000	78,622
5% 10/15/44	80,000	72,821
Katy Independent School District Series 2023, 5% 2/15/40	1,170,000	1,235,445
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (c)	50,000	50,357
5% 11/1/27 (c)	110,000	110,781
5% 11/1/28 (c)	165,000	166,206
5% 11/1/29 (c)	100,000	100,713
5% 11/1/32 (c)	185,000	185,640
Series 2017:
5% 11/1/24 (c)	50,000	50,247
5% 11/1/25 (c)	50,000	50,436
5% 11/1/26 (c)	50,000	50,791
5% 11/1/27 (c)	50,000	50,816
5% 11/1/28 (c)	90,000	91,600
5% 11/1/29 (c)	65,000	66,064
5% 11/1/30 (c)	50,000	50,728
5% 11/1/31 (c)	115,000	116,667
5% 11/1/32 (c)	130,000	131,878
5% 11/1/33 (c)	50,000	50,714
5% 11/1/34 (c)	50,000	50,662
5% 11/1/36 (c)	50,000	50,322
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2020:
5% 5/15/25	295,000	300,158
5% 5/15/26	370,000	380,529
5% 5/15/27	440,000	459,382
Series 2015 D:
5% 5/15/28	110,000	111,789
5% 5/15/30	255,000	258,788
Mansfield Tex Series 2020, 2.5% 2/15/38	1,150,000	845,492
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2020 A, 4.125%, tender 11/1/23 (b)(c)	4,300,000	4,297,966
New Braunfels Independent School District Series 2022, 2.5% 2/1/35	1,850,000	1,498,379
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	40,000	41,686
5% 8/15/29	100,000	103,907
5% 8/15/47	115,000	112,811
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	35,000	35,634
5% 4/1/30	175,000	178,654
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	50,000	50,931
5% 1/1/33	60,000	61,564
5% 1/1/34	75,000	76,931
5% 1/1/34	150,000	164,325
5% 1/1/35	110,000	112,673
5% 1/1/36	305,000	311,431
5% 1/1/37	405,000	411,952
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	20,000	20,273
5% 1/1/31	30,000	30,377
Series 2015 A, 5% 1/1/32	170,000	171,114
Series 2016 A, 5% 1/1/36	65,000	65,856
Series 2017 A:
5% 1/1/38	20,000	20,000
5% 1/1/39	1,650,000	1,680,523
Series 2018:
4% 1/1/37	625,000	592,014
4% 1/1/38	1,280,000	1,181,692
Northside Independent School District Bonds:
Series 2020, 0.7%, tender 6/1/25 (b)	730,000	686,427
Series 2023 B, 3%, tender 8/1/29 (b)	5,165,000	4,983,563
Prosper Independent School District Bonds Series 2019 B, 4%, tender 8/15/26 (b)	1,010,000	1,002,203
San Antonio Elec. & Gas Sys. Rev. Series 2021 A, 5% 2/1/46	2,010,000	2,034,779
San Antonio Wtr. Sys. Rev. Series 2020 A, 5% 5/15/50	625,000	632,097
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	20,000	20,781
5% 10/1/30	35,000	36,245
5% 10/1/31	30,000	31,031
5% 10/1/39	65,000	66,320
5% 10/1/40	50,000	50,955
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A, 4% 2/15/35	255,000	243,500
Tarrant County Tex Hosp. District Series 2023, 5% 8/15/33	1,000,000	1,094,922
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	1,064,657	888,451
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	2,160,000	2,277,946
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	220,000	213,623
Series A, 3.5% 3/1/51	255,000	243,250
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/36	210,000	193,458
4% 6/30/39	530,000	471,666
4% 6/30/40	440,000	388,074
Series 2013, 6.75% 6/30/43 (c)	760,000	761,217
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/31	165,000	170,358
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	3,195,000	2,869,486
Texas Wtr. Dev. Board Rev.:
Series 2018 A, 5% 10/15/43	585,000	598,508
Series 2020:
3% 10/15/38	1,000,000	805,914
5% 8/1/30	295,000	321,532
Series 2022, 4.45% 10/15/36	3,000,000	3,034,231
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/33	205,000	207,981
5% 2/15/34	255,000	258,422
5% 2/15/36	150,000	151,777
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	105,000	108,703
Univ. of Texas Board of Regents Sys. Rev. Series 2020 C, 5% 8/15/31	880,000	961,889
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	105,000	108,024
Waco Gen. Oblig. Series 2020, 2.375% 2/1/40	1,460,000	1,008,042
Weatherford Independent School District Series 2002, 0% 2/15/33	350,000	234,495
TOTAL TEXAS		91,652,522
Utah - 0.8%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/25 (c)	100,000	100,937
5% 7/1/27 (c)	215,000	219,461
5% 7/1/29 (c)	190,000	194,005
5% 7/1/30 (c)	140,000	142,686
5% 7/1/31 (c)	265,000	270,062
5% 7/1/33 (c)	205,000	208,886
5% 7/1/35 (c)	205,000	208,158
5% 7/1/36 (c)	275,000	278,021
5% 7/1/37 (c)	690,000	694,331
5% 7/1/42 (c)	1,240,000	1,218,657
Series 2018 A:
5% 7/1/33 (c)	485,000	496,410
5.25% 7/1/48 (c)	355,000	357,297
Series 2023 A:
5.25% 7/1/37 (c)	815,000	865,205
5.25% 7/1/42 (c)	2,500,000	2,587,826
5.25% 7/1/43 (c)	2,715,000	2,804,673
Utah County Hosp. Rev. Series 2020 A, 5% 5/15/50	295,000	295,531
TOTAL UTAH		10,942,146
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	230,000	202,039
5% 10/15/46	290,000	244,222
(Middlebury College Proj.) Series 2020, 5% 11/1/49	625,000	635,800
Vermont Hsg. Fin. Agcy. Series 2021 B, 3% 11/1/51	371,000	344,535
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A:
5% 6/15/27 (c)	295,000	300,902
5% 6/15/29 (c)	500,000	501,903
Series 2020 A, 5% 6/15/28 (c)	295,000	299,164
TOTAL VERMONT		2,528,565
Virginia - 0.7%
Arlington County Series 2021, 5% 6/15/28	1,340,000	1,430,512
Chesapeake Wtr. & Swr. Sys. Series 2021:
2% 7/1/35	1,345,000	1,005,629
2% 7/1/36	1,370,000	988,555
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	235,000	235,344
5% 6/15/30	65,000	65,192
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	2,250,000	1,429,179
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	30,000	27,497
Series 2016:
4% 6/15/37	35,000	30,803
5% 6/15/27	75,000	76,516
5% 6/15/30	30,000	30,484
5% 6/15/33	20,000	20,313
5% 6/15/34	40,000	40,584
5% 6/15/35	110,000	111,387
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	45,000	47,068
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 A, 4% 8/1/36	675,000	663,349
Virginia Small Bus. Fing. Auth. (Elizabeth River Crossings OpCo, LLC Proj.) Series 2022:
4% 1/1/35 (c)	955,000	877,502
4% 7/1/35 (c)	720,000	659,833
Virginia St Pub. School Auth. Spl. O Series 2023, 5% 8/1/39	1,235,000	1,334,569
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	125,000	126,945
5% 1/1/34	75,000	76,044
5% 1/1/35	75,000	76,020
5% 1/1/44	50,000	48,684
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	240,000	233,605
TOTAL VIRGINIA		9,635,614
Washington - 2.0%
City of Olympia Series 2019, 2% 12/1/30	1,265,000	1,049,715
King County Hsg. Auth. Rev. Series 2021:
4% 6/1/26	165,000	163,596
4% 6/1/28	105,000	103,709
Port of Seattle Rev.:
Series 2015 B, 5% 3/1/25	85,000	85,783
Series 2016 B:
5% 10/1/28 (c)	175,000	176,966
5% 10/1/30 (c)	100,000	100,983
Series 2019 A, 4% 4/1/44 (c)	185,000	159,192
Series 2019:
5% 4/1/35 (c)	2,200,000	2,261,375
5% 4/1/44 (c)	440,000	437,086
Series 2021 C:
5% 8/1/24 (c)	575,000	578,388
5% 8/1/25 (c)	465,000	471,655
5% 8/1/26 (c)	640,000	650,545
5% 8/1/27 (c)	395,000	404,629
5% 8/1/28 (c)	1,105,000	1,139,143
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	255,000	230,524
Washington Convention Ctr. Pub. Facilities:
Series 2021 B, 3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	1,940,000	1,209,551
Series 2021, 4% 7/1/31	4,190,000	3,855,249
Washington Gen. Oblig.:
Series 2015 C, 5% 2/1/34	210,000	212,562
Series 2017 D, 5% 2/1/33	180,000	187,030
Series 2018 C, 5% 8/1/30	340,000	357,141
Series 2022 C, 5% 2/1/41	3,225,000	3,386,185
Series 2022 D:
4% 7/1/36	850,000	835,804
4% 7/1/37	590,000	571,284
Series 2023 A, 5% 8/1/41	2,985,000	3,140,456
Series R-2017 A, 5% 8/1/30	105,000	108,526
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	40,000	39,956
5% 7/1/27	80,000	79,883
5% 7/1/28	95,000	92,012
5% 7/1/29	35,000	33,653
5% 7/1/30	45,000	43,039
5% 7/1/31	55,000	52,352
5% 7/1/32	100,000	94,771
5% 7/1/33	145,000	136,846
5% 7/1/34	35,000	32,831
5% 7/1/42	485,000	429,160
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	260,000	260,169
Series 2015 B, 5% 10/1/38	2,050,000	2,089,507
Series 2017, 4% 8/15/42	605,000	483,218
Series 2019 A2, 5% 8/1/44	340,000	330,615
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	1,270,000	836,397
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/27	110,000	111,584
5% 10/1/28	110,000	111,758
5% 10/1/35	115,000	115,603
5% 10/1/36	175,000	175,242
5% 10/1/40	170,000	163,919
Series 2019, 4% 10/1/49	1,280,000	984,204
TOTAL WASHINGTON		28,573,796
West Virginia - 0.5%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
Series 2018 A:
5% 1/1/31	80,000	79,526
5% 1/1/32	70,000	69,391
Series 2023 A:
5% 6/1/39	1,125,000	1,145,295
5% 6/1/40	1,030,000	1,045,043
5% 6/1/41	1,030,000	1,042,309
5% 6/1/43	1,830,000	1,839,425
West Virginia Parkways Auth. Series 2021:
5% 6/1/25	295,000	300,118
5% 6/1/26	295,000	303,789
5% 6/1/27	295,000	307,990
5% 6/1/28	440,000	465,560
TOTAL WEST VIRGINIA		6,598,446
Wisconsin - 1.7%
Howard Suamico Scd Series 2021, 2% 3/1/37	585,000	411,673
Madison Gen. Oblig. Series 2019 B, 3% 10/1/36	1,385,000	1,164,187
Pub. Fin. Auth. Edl. Facilities:
Series 2018 A:
5.25% 10/1/43	470,000	421,693
5.25% 10/1/48	470,000	408,666
Series 2022 A:
5.25% 3/1/42	500,000	467,309
5.25% 3/1/47	2,175,000	1,975,787
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2020 A, 5% 6/1/34	1,750,000	1,792,544
Series 2019 A, 5% 10/1/44	690,000	673,011
Series 2020 A, 3% 6/1/45	2,645,000	1,807,977
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (e)	45,000	44,476
5% 5/15/28 (e)	70,000	67,838
5.25% 5/15/37 (e)	20,000	18,776
5.25% 5/15/42 (e)	415,000	373,478
5.25% 5/15/47 (e)	25,000	21,905
5.25% 5/15/52 (e)	45,000	38,244
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	45,000	37,860
5% 10/1/48 (e)	60,000	48,511
5% 10/1/53 (e)	90,000	71,001
Roseman Univ. of Health:
Series 2018 A, 5% 12/1/27	1,000,000	997,665
Series 2020, 5% 4/1/40 (e)	100,000	92,680
Series 2021 A:
3% 7/1/50	655,000	432,589
4.5% 6/1/56 (e)	2,640,000	1,772,873
Series 2021 B, 6.5% 6/1/56 (e)	625,000	466,351
Wisconsin Gen. Oblig. Series 2021 A, 5% 5/1/36	1,840,000	1,928,988
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	255,000	258,499
Series 2013 A, 5% 11/15/43 (Pre-Refunded to 11/15/23 @ 100)	3,375,000	3,377,802
Series 2014, 4% 5/1/33	180,000	170,845
Series 2015, 3.15% 8/15/27	1,000,000	948,926
Series 2016 A:
5% 2/15/28	120,000	121,033
5% 2/15/29	155,000	156,270
5% 2/15/30	170,000	171,177
Series 2017 A:
5% 9/1/29 (Pre-Refunded to 9/1/27 @ 100)	295,000	308,503
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	50,000	52,289
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	85,000	88,891
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	95,000	99,348
Series 2018, 5% 4/1/34	585,000	588,732
Series 2019 A:
5% 11/1/26	105,000	101,343
5% 11/1/46	300,000	225,689
Series 2019 B1, 2.825% 11/1/28	100,000	87,033
Series 2019 B2, 2.55% 11/1/27	5,000	4,621
Series 2019:
5% 10/1/30	120,000	125,318
5% 10/1/32	250,000	260,357
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2021, 3% 8/15/51	1,800,000	1,161,443
Wisconsin Hsg. & Econ. Dev. Auth. Series 2021 C, 3% 9/1/52	420,000	393,419
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	80,000	77,761
0.81%, tender 5/1/25 (b)	265,000	250,249
TOTAL WISCONSIN		24,565,630
TOTAL MUNICIPAL BONDS (Cost $1,465,513,081)		1,374,411,380

Municipal Notes - 1.0%
	Principal Amount (a)	Value ($)
California - 1.0%
Los Angeles Gen. Oblig. TRAN Series 2023, 5% 6/27/24 (Cost $14,180,194)	14,000,000	14,165,682

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.42% (j)(k) (Cost $48,867,767)	48,858,009	48,867,758

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,528,561,042)	1,437,444,820
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(777,451)
NET ASSETS - 100.0%	1,436,667,369

Security Type Abbreviations
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,728,998 or 1.0% of net assets.

(f)	Level 3 security
(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.42%	119,418,566	283,545,192	354,096,000	2,796,082	-	-	48,867,758	2.1%
Total	119,418,566	283,545,192	354,096,000	2,796,082	-	-	48,867,758

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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